Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Tuniu Corp
Entity Central Index Key	0001597095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	TOUR
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	371,544,515
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,373,500